Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation Exchange Rate (Details)	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Period-End RM : US$1 exchange rate [Member]
Foreign Currency Exchange Rate, Translation	4.2220	4.4230
Period-Average RM : US$1 Exchange Rate [Member]
Foreign Currency Exchange Rate, Translation	4.2809	4.2300
Period-End US$ : HK$1 Exchange Rate [Member]
Foreign Currency Exchange Rate, Translation	0.1288	0.1288
Period-Average US$ : HK$1 Exchange Rate [Member]
Foreign Currency Exchange Rate, Translation	0.1289	0.1289
Period-End US$ : AU$1 Exchange Rate [Member]
Foreign Currency Exchange Rate, Translation	0.7700
Period-Average US$ : AU$1 Exchange Rate [Member]
Foreign Currency Exchange Rate, Translation	0.7700